SUBSEQUENT EVENTS (Details) - USD ($)				2 Months Ended
	Nov. 02, 2023	Oct. 12, 2023	Oct. 11, 2023	Nov. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Class A common stock subject to possible redemption
SUBSEQUENT EVENTS
Number of shares redeemed			20,849,479
Class A common stock subject to possible redemption, redemption value (per share)					$ 10.34	$ 10.09	$ 10.00
Value of shares redeemed			$ 215,910,000
Subsequent events
SUBSEQUENT EVENTS
Amount held in trust account			$ 301,880,000
Trust account tax obligations		$ 1,157,172
Underwriting fees waived total amount				$ 10,500,000
Subsequent events | New York State
SUBSEQUENT EVENTS
Income taxes paid	$ 495,418
Subsequent events | New York City
SUBSEQUENT EVENTS
Income taxes paid	$ 510,361
Subsequent events | Class A Common Stock
SUBSEQUENT EVENTS
Common stock, shares outstanding			30,600,521
Subsequent events | Class A common stock subject to possible redemption
SUBSEQUENT EVENTS
Number of shares redeemed			20,849,479
Class A common stock subject to possible redemption, redemption value (per share)			$ 10.36
Value of shares redeemed			$ 215,910,000
Percentage of excise tax liability on redemption of shares			1.00%
Amount of excise tax liability on redemption of shares			$ 2,160,000
Subsequent events | Class A common stock subject to possible redemption | IPO
SUBSEQUENT EVENTS
Common stock, shares outstanding			29,150,521
Subsequent events | Class A common stock not subject to possible redemption | Sponsor
SUBSEQUENT EVENTS
Common stock, shares outstanding			1,450,000